Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN BOND FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
Document Creation Date	dei_DocumentCreationDate	Feb. 12, 2014